Impairment, restructuring and other expense	12 Months Ended
Dec. 31, 2021
Impairment, restructuring and other expense [Abstract]
Impairment, restructuring and other expense
Note 5.    Impairment, restructuring and other expense

Impairment, restructuring and other expense is detailed as follows:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Impairment costs	(0.1)	(9.0)	(3.4)
Restructuring costs	(3.4)	(26.6)	(37.4)
Separation costs	(28.3)	(17.4)	(36.8)
Other (expense) income	(0.2)	(43.3)	(15.2)
TOTAL IMPAIRMENT, RESTRUCTURING AND OTHER EXPENSE	(32.0)	(96.3)	(92.8)

Goodwill and property, plant and equipment impairments

During the year ended December 31, 2021, no significant events occurred which might have caused to impair the carrying amount of property, plant and equipment owned. Impairment tests regarding goodwill and other intangible assets also did not give rise to any impairment.

Restructuring costs

During the year ended December 31, 2021, amongst restructuring costs, €3.8 million are related to severance provisions and €0.4 million to release of provision on facility costs (mainly early lease termination and relocation).

Separation costs

Separation costs related expenses include fees and expenses associated with the separation transaction (“the Spin-off”). The costs include legal and tax advice expenses, consulting services and other separation activities related costs.

Other

As of December 31, 2020, other included €43.3 million of COVID-19 related expense. As of December 31, 2019, other included €15.2 million of merger transaction and integration costs.